Note 15 - Taxes	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Income Tax Disclosure [Text Block]

15. Taxes:

Under the laws of the countries of incorporation of the vessel-owning companies and/or of the countries of registration of the vessels, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of operations. The Company believes that CBI, which is engaged in the dry bulk operating platform business is not subject to tax on its income in its country of incorporation.

The subsidiaries of the Company with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S.-related gross transportation income unless an exemption applies. Management believes that, based on current legislation, the relevant companies are entitled to an exemption under Section 883 of the Internal Revenue Code of 1986, as amended. Subsidiaries of the Company may also be subject to tax in certain jurisdictions with respect to the relevant shipping income from vessels that trade to such jurisdictions unless an exception applies under the relevant Double Taxation Agreement.